Inventories (Details) - Schedule of Inventory Reserve - Inventories [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventory Reserve [Line Items]
Balance at beginning of year	¥ 11,026	¥ 10,233
Additional charge (written off), net		688
Foreign currency translation difference	(112)	(1)
Balance at the end of year	¥ 10,914	¥ 10,920